Short-term Investments	12 Months Ended
Aug. 31, 2022
Short-Term Investments [Abstract]
Short-term Investments
6.	Short-term Investments

The Company’s short-term investments included cash deposits at floating rates in commercial banks and available-for-sale securities with maturities of one year or less. The following is a summary of the Company’s short-term investments:

	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Available-for-sale securities	68,575	14,160	2,056
	68,575	14,160	2,056

For the years ended August 31, 2021 and 2022, the continued operation recognized unrealized gains/(loss) of RMB4,009 and nil, respectively, and accrued interest of nil and nil, respectively.